Cover Page Document	Jul. 02, 2021	May 04, 2021
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Entity Registrant Name		UNITED INSURANCE HOLDINGS CORP.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35761
Entity Tax Identification Number		75-3241967
Entity Address, Address Line One		800 2nd Avenue S.
Entity Address, Postal Zip Code		33701
Entity Address, City or Town		Saint Petersburg,
Entity Address, State or Province		FL
City Area Code		(727)
Local Phone Number		895-7737
Trading Symbol	UIHC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001401521
Current Fiscal Year End Date	--12-31